Schedule III - Real Estate and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Office	Little Rock, AR	(5)	—	1,353	2,260	3,613	324	Dec-06	1980	40
Office	Brea, CA		74,492	37,269	45,695	82,964	10,952	Jun-07	1983	40
Office	Los Angeles, CA		10,491	5,110	10,911	16,021	4,549	Dec-04	2000	13 & 40
Office	Palo Alto, CA	(5)	—	12,398	16,977	29,375	11,086	Dec-06	1974	40
Office	Centenial, CO		13,975	4,851	15,187	20,038	3,497	May-07	2001	10 & 40
Office	Colorado Springs, CO		10,503	2,748	12,554	15,302	2,607	Jun-07	1980	40
Office	Lakewood, CO		7,942	1,569	8,653	10,222	3,667	Apr-05	2002	12 & 40
Office	Louisville, CO	(5)	—	3,657	9,605	13,262	1,343	Sep-08	1987	8, 9 & 40
Office	Southington, CT		12,551	3,240	25,339	28,579	14,178	Nov-05	1983	12, 28 & 40
Office	Wallingford, CT	(5)	—	1,049	4,773	5,822	933	Dec-03	1978/1985	8 & 40
Office	Boca Raton, FL		20,400	4,290	17,160	21,450	3,807	Feb-03	1983/2002	40
Office	Fort Meyers, FL		8,713	1,820	10,198	12,018	4,069	Apr-05	1997	13 & 40
Office	Lake Mary, FL	(5)	—	4,535	14,830	19,365	3,290	Jun-07	1997	7 & 40
Office	Lake Mary, FL	(5)	—	4,438	15,080	19,518	3,244	Jun-07	1999	7 & 40
Office	Orlando, FL	(5)	—	586	35,012	35,598	4,542	Dec-06	1982	40
Office	Orlando, FL		—	11,498	34,014	45,512	24,239	Dec-06	1984	3
Office	Atlanta, GA		41,443	4,600	55,333	59,933	21,602	Apr-05	2003	13 & 40
Office	Atlanta, GA	(5)	—	1,014	269	1,283	170	Dec-06	1972	40
Office	Atlanta, GA	(5)	—	870	187	1,057	137	Dec-06	1975	40
Office	Chamblee, GA	(5)	—	770	186	956	144	Dec-06	1972	40
Office	Cumming, GA	(5)	—	1,558	1,368	2,926	374	Dec-06	1968	40
Office	Forest Park, GA	(5)	—	668	1,242	1,910	257	Dec-06	1969	40
Office	Jonesboro, GA	(5)	—	778	146	924	121	Dec-06	1971	40
Office	Stone Mountain, GA	(5)	—	672	276	948	125	Dec-06	1973	40
Office	Suwannee, GA		11,084	1,371	2,776	4,147	75	Apr-05	2001	12 & 40
Office	Clive, IA		5,412	2,761	7,453	10,214	3,395	Jun-04	2003	12, 13 & 40
Office	Aurora, IL		—	3,063	5,943	9,006	38	Oct-11	1996	40
Office	Chicago, IL		29,445	5,155	46,180	51,335	10,004	Jun-07	1986	15 & 40
Office	Lisle, IL		10,033	3,236	13,698	16,934	2,257	Dec-06	1985	40
Office	Columbus, IN	(1) (4)	26,427	235	45,729	45,964	5,900	Dec-06	1983	40
Office	Fishers, IN		11,089	2,808	19,163	21,971	3,829	Jun-07	1999	9, 10, 38 & 40
Office	Indianapolis, IN		12,036	1,700	17,211	18,911	8,592	Apr-05	1999	2-40
Office	Indianapolis, IN		8,802	1,360	13,169	14,529	5,358	Apr-05	2002	12 & 40
Office	Overland Park, KS		36,325	4,769	41,956	46,725	7,397	Jun-07	1980	12 & 40
Office	Baton Rouge, LA		6,045	1,252	10,244	11,496	2,096	May-07	1997	6 & 40
Office	Foxboro, MA		8,559	2,231	25,653	27,884	9,152	Dec-04	1982	16 & 40
Office	Southfield, MI	(5)	—	—	12,124	12,124	5,637	Jul-04	1963/1965	7, 16 & 40
Office	Bridgeton, MO	(5)	—	1,853	4,469	6,322	628	Dec-06	1980	40
Office	Kansas City, MO		17,307	2,433	20,154	22,587	3,539	Jun-07	1980	12 & 40
Office	Cary, NC		12,581	5,342	14,866	20,208	3,857	Jun-07	1999	40
Office	Bridgewater, NJ		14,675	4,738	27,331	32,069	3,622	Dec-06	1986	40
Office	Rockaway, NJ		14,900	4,646	20,428	25,074	3,240	Dec-06	2002	40
Office	Whippany, NJ		15,349	4,063	19,711	23,774	4,155	Nov-06	2006	20 & 40
Office	Wall, NJ		25,343	8,985	26,961	35,946	8,365	Jan-04	1983	22 & 40
Office	Rochester, NY	(4)	18,063	645	25,942	26,587	3,512	Dec-06	1988	40
Office	Milford, OH	(5)	—	3,124	16,042	19,166	3,845	Jun-07	1991	6, 7 & 40
Office	Westerville, OH	(5)	—	2,085	9,265	11,350	1,534	May-07	2000	40
Office	Canonsburg, PA		9,084	1,055	10,910	11,965	2,513	May-07	1997	8 & 40
Office	Harrisburg, PA		8,388	900	10,556	11,456	5,965	Apr-05	1998	9 & 40
Office	Philadelphia, PA		45,731	13,209	52,105	65,314	19,457	Jun-05	1957	4, 5 & 40
Office	Charleston, SC		7,350	1,189	8,724	9,913	1,947	Nov-06	2006	40
Office	Florence, SC	(5)	—	3,235	12,941	16,176	3,216	May-04	1998	40
Office	Fort Mill, SC		10,113	3,601	14,494	18,095	3,294	Dec-02	2002	5 & 40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Office	Fort Mill, SC		19,075	1,798	25,192	26,990	9,822	Nov-04	2004	15 & 40
Office	Rock Hill, SC	(5)	—	551	4,313	4,864	72	May-11	2006	40
Office	Knoxville, TN		7,151	1,079	10,762	11,841	3,883	Mar-05	2001	14 & 40
Office	Memphis, TN		3,798	464	4,467	4,931	944	Nov-06	1888	20 & 40
Office	Memphis, TN	(1) (4)	47,320	5,291	97,032	102,323	12,635	Dec-06	1985	40
Office	Allen, TX	(5)	—	5,591	21,605	27,196	826	May-11	1981/1983	7 & 25
Office	Carrollton, TX		19,639	3,427	22,050	25,477	4,494	Jun-07	2003	8 & 40
Office	Farmers Branch, TX		18,481	3,984	27,308	31,292	5,610	Jun-07	2002	40
Office	Houston, TX		41,545	16,613	52,682	69,295	10,207	Mar-04	1976/1984	40
Office	Houston, TX		16,165	3,750	21,160	24,910	8,439	Apr-05	2000	13 & 40
Office	Houston, TX		12,131	1,500	14,581	16,081	5,317	Apr-05	2003	14 & 40
Office	Houston, TX		15,525	800	26,879	27,679	10,925	Apr-05	2000	11, 12 & 40
Office	San Antonio, TX		11,971	2,800	15,585	18,385	6,857	Apr-05	2000	11 & 40
Office	Sugar Land, TX		10,839	1,834	16,536	18,370	3,204	Mar-04	1997	40
Office	Westlake, TX		17,928	2,361	22,503	24,864	5,511	May-07	2007	5, 40
Office	Hampton, VA	(5)	—	2,333	10,454	12,787	2,790	Mar-00	1999	2.5, 5 & 40
Office	Hampton, VA		—	1,353	6,006	7,359	1,702	Nov-01	2000	10 & 40
Office	Herndon, VA	(5)	—	5,127	24,504	29,631	6,430	Dec-99	1987	9, 31, 36 & 40
Office	Herndon, VA		11,138	9,409	12,853	22,262	3,039	Jun-07	1987	40
Office	Midlothian, VA		9,725	1,100	11,919	13,019	4,268	Apr-05	2000	15 & 40
Office	Issaquah, WA	(4)	31,369	5,126	13,647	18,773	3,183	Jun-07	1987	8 & 40
Office	Issaquah, WA	(4)	—	6,268	16,058	22,326	3,660	Jun-07	1987	8 & 40
Industrial	Moody, AL		6,677	654	9,943	10,597	4,114	Feb-04	2004	15 & 40
Industrial	Orlando, FL	(5)	—	1,030	10,869	11,899	1,532	Dec-06	1981	40
Industrial	Tampa, FL	(5)	—	2,160	7,281	9,441	5,041	Jul-88	1986	9 - 40
Industrial	McDonough, GA		23,000	2,463	24,291	26,754	3,208	Dec-06	2000	40
Industrial	Dubuque, IA		9,918	2,052	8,443	10,495	1,855	Jul-03	2002	11, 12 & 40
Industrial	Rockford, IL	(4)	—	371	2,573	2,944	378	Dec-06	1998	40
Industrial	Rockford, IL	(4)	6,630	509	5,289	5,798	725	Dec-06	1992	40
Industrial	Owensboro, KY	(5)	—	819	2,439	3,258	550	Dec-06	1975	40
Industrial	North Berwick, ME		9,877	1,383	32,397	33,780	4,220	Dec-06	1965	10 & 40
Industrial	Marshall, MI	(5)	—	40	900	940	607	Aug-87	1979	12, 20 & 40
Industrial	Plymouth, MI		10,407	2,296	13,398	15,694	3,197	Jun-07	1996	40
Industrial	Temperance, MI		9,641	3,040	14,738	17,778	2,472	Jun-07	1980	40
Industrial	Olive Branch, MS	(5)	—	198	10,276	10,474	5,424	Dec-04	1989	8, 15 & 40
Industrial	Henderson, NC	(5)	—	1,488	5,953	7,441	1,507	Nov-01	1998	40
Industrial	High Point, NC	(5)	—	1,330	11,183	12,513	3,704	Jul-04	2002	18 & 40
Industrial	Lumberton, NC	(5)	—	405	12,049	12,454	1,938	Dec-06	1998	40
Industrial	Statesville, NC	(4)	13,547	891	16,696	17,587	2,891	Dec-06	1999	3 & 40
Industrial	Cincinnati, OH	(5)	—	1,009	7,007	8,016	1,062	Dec-06	1991	40
Industrial	Columbus, OH	(5)	—	1,990	10,580	12,570	1,739	Dec-06	1973	40
Industrial	Hebron, OH		—	1,063	4,271	5,334	1,072	Dec-97	2000	40
Industrial	Hebron, OH	(5)	—	1,681	7,010	8,691	1,733	Dec-01	1999	5 & 40
Industrial	Streetsboro, OH		18,733	2,441	25,092	27,533	4,093	Jun-07	2004	12, 20, 25 & 40
Industrial	Duncan, SC	(5)	—	884	8,626	9,510	1,028	Jun-07	2005	40
Industrial	Laurens, SC		14,382	5,552	20,886	26,438	3,573	Jun-07	1991	40
Industrial	Collierville, TN	(5)	—	714	2,483	3,197	626	Dec-05	2005	20 & 40
Industrial	Crossville, TN	(5)	—	545	6,999	7,544	2,100	Jan-06	1989/2006	17 & 40
Industrial	Memphis, TN	(5)	—	1,054	11,539	12,593	11,317	Feb-88	1987	8 &15
Industrial	Memphis, TN	(5)	—	1,553	12,326	13,879	1,896	Dec-06	1973	40
Industrial	Millington, TN		16,301	723	19,118	19,841	6,468	Apr-05	1997	16 & 40
Industrial	San Antonio, TX		26,499	2,482	38,535	41,017	13,840	Jul-04	2001	17 & 40
Industrial	Waxahachie, TX	(5)	—	652	13,045	13,697	7,378	Dec-03	1996/1997	10, 16 & 40
Industrial	Winchester, VA	(5)	—	3,823	12,226	16,049	2,137	Jun-07	2001	40
Retail	Sun City, AZ	(5)	—	1,207	1,377	2,584	230	Dec-06	1982	40
Retail	Manteca, CA		875	2,082	6,464	8,546	956	May-07	1993	23 & 40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Retail	San Diego, CA		557	—	13,310	13,310	1,609	May-07	1993	23 & 40
Retail	Port Richey, FL		—	1,376	1,664	3,040	380	Dec-06	1980	40
Retail	Honolulu, HI	(5)	—	—	11,147	11,147	11,147	Dec-96	1980	5
Retail	Galesburg, IL		491	560	2,366	2,926	418	May-07	1992	12 & 40
Retail	Lawrence, IN	(5)	—	404	1,737	2,141	226	Dec-06	1983	40
Retail	Minden, LA	(5)	—	224	2,907	3,131	41	Dec-06	1982	40
Retail	Billings, MT	(5)	—	273	1,775	2,048	37	Dec-06	1981	40
Retail	Jefferson, NC	(5)	—	71	884	955	128	Dec-06	1979	40
Retail	Lexington, NC	(5)	—	832	1,429	2,261	180	Dec-06	1983	40
Retail	Thomasville, NC	(5)	—	208	561	769	8	Dec-06	1998	40
Retail	Carlsbad, NM	(5)	—	918	775	1,693	225	Dec-06	1980	40
Retail	Port Chester, NY	(5)	—	7,086	9,313	16,399	2,341	Dec-06	1982	40
Retail	Watertown, NY		822	386	5,162	5,548	816	May-07	1993	23 & 40
Retail	Canton, OH	(5)	—	884	3,534	4,418	894	Nov-01	1995	40
Retail	Franklin, OH	(5)	—	722	999	1,721	14	Dec-06	1961	40
Retail	Lorain, OH		1,238	1,893	7,024	8,917	1,041	May-07	1993	23 & 40
Retail	Lawton, OK	(5)	—	663	1,288	1,951	246	Dec-06	1984	40
Retail	Tulsa, OK	(5)	—	447	2,432	2,879	1,991	Dec-96	1981	14 & 24
Retail	Clackamas, OR	(5)	—	523	2,848	3,371	2,331	Dec-96	1981	14 & 24
Retail	Moncks Corner, SC	(5)	—	13	1,510	1,523	203	Dec-06	1982	40
Retail	Spartanburg, SC	(5)	—	833	3,334	4,167	844	Nov-01	1996	40
Retail	Chattanooga, TN	(5)	—	487	956	1,443	13	Dec-06	1982	40
Retail	Paris, TN	(5)	—	247	547	794	101	Dec-06	1982	40
Retail	Corpus Christi, TX	(5)	—	823	715	1,538	120	Dec-06	1983	40
Retail	Dallas, TX	(5)	—	861	2,362	3,223	56	Dec-06	1960	40
Retail	Fort Worth, TX	(5)	—	756	2,412	3,168	55	Dec-06	1985	40
Retail	Garland, TX	(5)	—	451	1,299	1,750	9	Dec-06	1983	40
Retail	Greenville, TX	(5)	—	562	2,743	3,305	419	Dec-06	1985	40
Retail	Victoria, TX	(5)	—	300	1,149	1,449	306	Dec-06	1981	40
Retail	Staunton, VA	(5)	—	1,028	326	1,354	67	Dec-06	1971	40
Retail	Lynnwood, WA	(5)	—	488	2,658	3,146	2,176	Dec-96	1981	14 & 24
Retail	Port Orchard, WA		—	147	94	241	13	Dec-06	1983	40
Retail	Fairlea, WV		578	501	1,985	2,486	272	May-07	1993	12 & 40
Long Term Lease - Office	Phoenix, AZ		17,231	4,666	19,966	24,632	6,500	May-00	1997	6 & 40
Long Term Lease - Office	Tempe, AZ		7,807	—	9,442	9,442	1,735	Dec-05	1998	30 & 40
Long Term Lease - Office	Lake Forest, CA	(5)	—	3,442	13,769	17,211	3,371	Mar-02	2001	40
Long Term Lease - Office	Lenexa, KS	(5)	—	6,909	29,032	35,941	5,869	July-08	2007	15 & 40
Long Term Lease - Office	Boston, MA		13,173	3,814	14,728	18,542	1,764	Mar-07	1910	40
Long Term Lease - Office	Omaha, NE		8,266	2,566	8,324	10,890	1,551	Nov-05	1995	30 & 40
Long Term Lease - Office	Las Vegas, NV	(1) (4)	32,152	12,099	53,164	65,263	6,794	Dec-06	1982	40
Long Term Lease - Office	Columbus, OH	(5)	—	433	2,773	3,206	35	Jul-11	1999/2006	40
Long Term Lease - Office	Columbus, OH	(5)	—	1,594	10,480	12,074	262	Dec-10	2005	40
Long Term Lease - Office	Carrollton, TX		12,927	1,789	18,157	19,946	5,511	Jun-04	2003	19 & 40
Long Term Lease - Office	Irving, TX		37,340	7,476	42,780	50,256	10,066	May-07	1999	6 & 40
Long Term Lease - Office	Irving, TX	(5)	—	4,889	29,695	34,584	6,403	June-07	1999	40
Long Term Lease - Industrial	Dry Ridge, KY	(4)	5,226	560	12,553	13,113	2,835	Jun-05	1988	25 & 40
Long Term Lease - Industrial	Elizabethtown, KY	(4)	14,466	890	26,868	27,758	6,069	Jun-05	1995/2001	25 & 40
Long Term Lease - Industrial	Elizabethtown, KY	(4)	2,732	352	4,862	5,214	1,098	Jun-05	2001	25 & 40
Long Term Lease - Industrial	Hopkinsville, KY		8,484	631	16,154	16,785	3,794	Jun-05	Various	25 & 40
Long Term Lease - Industrial	Owensboro, KY	(4)	4,605	393	11,956	12,349	2,998	Jun-05	1998/2000	25 & 40
Long Term Lease - Industrial	Shreveport, LA		19,000	860	21,840	22,700	2,616	Mar-07	2006	40
Long Term Lease - Industrial	Byhalia, MS		15,000	1,006	21,482	22,488	358	May-11	2011	40
Long Term Lease - Industrial	Shelby, NC	(5)	—	1,421	18,860	20,281	353	Jun-11	2011	11, 20 & 40
Long Term Lease - Industrial	Durham, NH	(5)	—	3,464	18,094	21,558	3,076	Jun-07	1986	40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Long Term Lease - Industrial	Chillicothe, OH		—	736	9,021	9,757	111	Oct-11	1995	6, 15 & 26
Long Term Lease - Industrial	Glenwillow, OH		16,340	2,228	24,530	26,758	3,338	Dec-06	1996	40
Long Term Lease - Industrial	Bristol, PA	(5)	—	2,508	15,815	18,323	3,793	Mar-98	1982	10, 30 & 40
Long Term Lease - Retail	Edmonds, WA	(5)	—	—	3,947	3,947	550	Dec-06	1981	40
Multi-tenanted	Phoenix, AZ	(5)	—	1,831	14,892	16,723	388	Nov-01	1995/1994	5 - 40
Multi-tenanted	Long Beach, CA		—	15,016	48,001	63,017	881	Dec-06	1981	4, 9, 10 & 40
Multi-tenanted	Clinton, CT		—	—	—	—	—	Dec-06	1971	40
Multi-tenanted	Orlando, FL		9,975	3,538	9,019	12,557	2,881	Jan-07	2003	12 & 40
Multi-tenanted	Palm Beach Gardens, FL	(5)	—	3,578	18,258	21,836	5,152	May-98	1996	11 - 40
Multi-tenanted	Honolulu, HI	(5)	—	21,094	13,324	34,418	1,647	Dec-06	1917/1955/ 1960/1980	40
Multi-tenanted	Hebron, KY	(5)	—	1,615	8,125	9,740	3,213	Mar-98	1987	6, 12 & 40
Multi-tenanted	Baltimore, MD		—	37,565	150,545	188,110	30,348	Dec-06	1973	5, 10, 25 & 40
Multi-tenanted	Farmington Hills, MI		17,994	2,765	9,196	11,961	442	Jun-07	1999	2, 13 & 40
Multi-tenanted	Tulsa, OK		7,119	1,642	3,261	4,903	—	Apr-05	2000	11 & 40
Multi-tenanted	Wilsonville, OR		—	751	4,808	5,559	400	Aug-11	1980	5
Multi-tenanted	Antioch, TN		—	3,847	9,801	13,648	192	May-07	1983	5 - 40
Multi-tenanted	Johnson City, TN		—	1,214	7,978	9,192	1,059	Dec-06	1983	40
Multi-tenanted	Glen Allen, VA		19,188	2,362	29,555	31,917	8,083	Jun-07	1998	5 - 40
Construction in progress			—	—	—	4,056	—	—	—	—
Investment in real estate under construction			—	—	—	32,829	—	—	—	—

	Subtotal		1,297,649	522,039	2,646,151	3,205,075	638,368
	(1)		25,000
	(2)		34,355
	(3)		9,000
			$1,366,004	$522,039	$2,646,151	$3,205,075	$638,368

(1) - Properties are cross-collateralized for a $25,000 secured term loan at 12/31/11.
(2) - Certain equity interests are pledged as collateral.
(3) - Property is classified as a capital lease.
(4) - Properties are cross-collaterized properties.
(5) - Properties are collateral for the Company's new secured revolving credit facility and secured term loan.
(A) The initial cost includes the purchase price paid directly or indirectly by the Company and pre-2009 acquisition fees and expenses. The total cost basis of the Company's properties at December 31, 2011 for federal income tax purposes was approximately $3.6 billion.

	2011	2010	2009
Reconciliation of real estate owned:
Balance at the beginning of year	$3,374,844	$3,552,806	$3,756,188
Additions in real estate under construction, net	21,571	11,258	—
Additions during year	143,382	46,994	42,818
Properties sold during year	(230,397)	(221,875)	(217,923)
Reclassified held for sale properties	—	(9,381)	—
Properties impaired during the year	(103,727)	(3,327)	(27,271)
Translation adjustment on foreign currency	—	(1,432)	467
Other reclassifications	(598)	(199)	(1,473)
Balance at end of year	$3,205,075	$3,374,844	$3,552,806

Reconciliation of accumulated depreciation and amortization:
Balance at the beginning of year	$601,239	$537,406	$461,661
Depreciation and amortization expense	114,247	115,553	113,828
Accumulated depreciation and amortization of properties sold, impaired and held for sale during year	(76,939)	(51,478)	(36,749)
Translation adjustment on foreign currency	—	(242)	89
Other reclassifications	(179)	—	(1,423)
Balance at end of year	$638,368	$601,239	$537,406